NOTE 11 - STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended				12 Months Ended
	Mar. 12, 2021	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 09, 2022	Mar. 04, 2022	Dec. 30, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		1,413,804
Derivative, Loss on Derivative		$ 28,043
Common Stock, Shares Authorized						3,000,000,000	3,000,000,000
Common Stock, Par or Stated Value Per Share						$ 0.01	$ 0.01
Common Stock, Voting Rights		Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.
Stock Issued During Period, Value, Issued for Services		$ 8,980		$ 60,000		$ 131,610
[custom:PreferredBSharesConvertedToCommonSharesValue]				(6,000)		$ (6,000)
Common Stock, Shares, Outstanding		141,146,345				140,186,096
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 112,539
Stock Issued During Period, Value, Other				60,000		$ 60,000
Treasury Stock, Preferred, Shares							1
Professional Fees		192,829		795,146		2,069,876	$ 268,620
Gain (Loss) on Extinguishment of Debt						$ 5,000
Common Stock, Shares, Issued						140,186,096	132,565,226
Founder Loan [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted						$ (66,000)
[custom:PreferredBSharesConvertedToCommonSharesValue]				$ 6,000		6,000
Promissory Notes Issued In Fiscal Year 2019 [Member]
Class of Stock [Line Items]
Convertible Debt							$ 25,000
G H S [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value									$ 700,000
Preferred Stock, Shares Subscribed but Unissued									700
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		941,599
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 266,000.00
Proactive [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued								160
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		472,205
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 155,000
Proactive Two [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		290,000.00
Proactive Total [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		421,000
Warrant Allocated [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 449,043
Advisory Board [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		147,960		306,120		561,220
Stock Issued During Period, Value, Issued for Services		$ 75,460		$ 704,076		$ 1,643,355
Investor Relations [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		19,250		24,000		57,000
Stock Issued During Period, Value, Issued for Services		$ 8,980		$ 60,000		$ 131,610
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							468,582
Stock Issued During Period, Shares, Issued for Services		19,250		24,000		57,000
Stock Issued During Period, Value, Issued for Services		$ 193		$ 240		$ 570
[custom:PreferredBSharesConvertedToCommonSharesShares]				2,650		2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]				$ (27)		$ (27)
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
[custom:CommonStockIssuedForConversionOfDebt]						7,000,000
[custom:CommonStockIssuedForConversionOfDebtValue]						$ 70,000
Consultancy Fee [Member]
Class of Stock [Line Items]
Professional Fees						$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1				1	1
Preferred Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Convertible, Terms						On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Preferred Stock, Voting Rights		The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.				The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation
Preferred Stock, Shares Outstanding		1				1	0
Treasury Stock, Preferred, Shares							1
Preferred Stock, Shares Issued		1				1
Series A Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]						$ 60,000
Series A Preferred Stock [Member] | Amendment To Series A Preferred [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms	On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Other						1
Stock Issued During Period, Value, Other
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		0				0	12,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0.001
Preferred Stock, Shares Issued						0	2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 0.001
Preferred Stock, Shares Outstanding		0				0
Preferred Stock, Conversion Basis			Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company		Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company
Series B Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesShares]						(2,650)
[custom:PreferredBSharesConvertedToCommonSharesValue]						$ 6,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted						2
Conversion of Stock, Shares Issued						2,650
Conversion of Stock, Amount Converted						$ 6,000
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]				(2)		(2)
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Conversion of Stock, Amount Issued						$ 2,650
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						2,000			2,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001
Preferred Stock, Shares Outstanding		503				0
Preferred Stock, Value, Outstanding									$ 1,200
Preferred Stock, Dividend Rate, Percentage		8.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock subject to Beneficial Ownership Limitations determined by dividing the Stated Value of $1,200 of such share by the Conversion Price
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		503		503
Derivative, Nonmonetary Notional Amount, Percent of Required Need, Coverage		75.00%
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
[custom:PreferredBSharesConvertedToCommonSharesValue]
Series C Preferred Stock [Member] | Redeemed Within 90 Days [Member]
Class of Stock [Line Items]
Debt Instrument, Redemption, Description		If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days’ of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends.
Series C Preferred Stock [Member] | Redeemed After 90 Days [Member]
Class of Stock [Line Items]
Debt Instrument, Redemption, Description		If all of the Series C Convertible Preferred Stock are redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends
Series C Preferred Stock [Member] | G H S [Member]
Class of Stock [Line Items]
Derivative, Nonmonetary Notional Amount, Percent of Required Need, Coverage		75.00%
Series C Preferred Stock [Member] | Tranche 1 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		300
Series C Preferred Stock [Member] | Commitment Shares [Member] | G H S [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		35
Series C Preferred Stock [Member] | Commitment Shares [Member] | Proactive [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		8
Series C Preferred Stock [Member] | Proactive [Member]
Class of Stock [Line Items]
Derivative, Nonmonetary Notional Amount, Percent of Required Need, Coverage		75.00%